Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments [Abstract]
Remaining of 2026	$ 467
2027	838
2028	604
Total lease payments	1,909
Less: imputed interest	(72)
Total	$ 1,837	$ 2,167